Schedule of Investments (unaudited)
February 28, 2023
BlackRock International Dividend Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Canada — 3.5%
TELUS Corp.	772,165	$ 15,352,757
China — 1.9%
Budweiser Brewing Co. APAC Ltd.(a)	1,438,600	4,313,790
Yum China Holdings, Inc.	73,537	4,318,828
		8,632,618
Denmark — 4.0%
Novo Nordisk A/S, Class B	124,003	17,516,077
France — 15.8%
Air Liquide SA	55,241	8,776,493
EssilorLuxottica SA	50,029	8,672,700
Kering SA	25,292	14,829,237
LVMH Moet Hennessy Louis Vuitton SE	17,742	14,749,408
Sanofi	153,124	14,316,839
Schneider Electric SE	54,140	8,687,150
		70,031,827
Germany — 1.9%
MTU Aero Engines AG	35,412	8,545,742
India — 3.3%
HDFC Bank Ltd.	685,981	13,267,157
Jasper Infotech Private Ltd. (Acquired 05/07/14 - 10/29/14, cost $7,423,816)(b)(c)(d)	1,595,200	1,177,863
		14,445,020
Indonesia — 1.9%
Bank Rakyat Indonesia Persero Tbk PT	28,042,100	8,582,719
Japan — 3.4%
Daiichi Sankyo Co. Ltd.	206,000	6,488,245
KDDI Corp.	292,900	8,569,633
		15,057,878
Mexico — 2.8%
Wal-Mart de Mexico SAB de CV	3,107,916	12,247,192
Netherlands — 3.9%
Koninklijke KPN NV	3,252,335	11,149,040
Shell PLC	49,081	1,486,584
Shell PLC	158,087	4,804,251
		17,439,875
Singapore — 3.2%
DBS Group Holdings Ltd.	309,800	7,859,978
United Overseas Bank Ltd.	287,500	6,372,621
		14,232,599
Spain — 5.3%
Bankinter SA	1,385,584	9,746,597
Industria de Diseno Textil SA	439,972	13,554,114
		23,300,711
Sweden — 3.0%
Epiroc AB, Class A	693,360	13,324,908
Security	Shares	Value
Switzerland — 5.3%
Lonza Group AG, Registered Shares	24,979	$ 14,878,534
Zurich Insurance Group AG	18,307	8,683,986
		23,562,520
Taiwan — 5.9%
MediaTek, Inc.	477,000	11,199,498
Taiwan Semiconductor Manufacturing Co. Ltd.	899,000	14,872,962
		26,072,460
United Kingdom — 22.7%
AstraZeneca PLC	96,721	12,600,627
Diageo PLC	410,849	17,434,981
Ferguson PLC	100,182	14,422,292
Prudential PLC	754,174	11,526,004
Reckitt Benckiser Group PLC	251,062	17,419,941
RELX PLC	536,895	16,202,560
Taylor Wimpey PLC	7,479,557	11,064,049
		100,670,454
United States — 9.8%
Baker Hughes Co., Class A	436,227	13,348,546
Estee Lauder Cos., Inc., Class A	26,151	6,356,001
Otis Worldwide Corp.	159,890	13,529,892
Visa, Inc., Class A	46,263	10,175,084
		43,409,523
Total Long-Term Investments — 97.6% (Cost: $399,921,396)		432,424,880
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(e)(f)	7,950,174	7,950,174
Total Short-Term Securities — 1.8% (Cost: $7,950,174)		7,950,174
Total Investments — 99.4% (Cost: $407,871,570)		440,375,054
Other Assets Less Liabilities — 0.6%		2,797,800
Net Assets — 100.0%		$ 443,172,854
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,177,863, representing 0.3% of its net assets as of period end, and an original cost of $7,423,816.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock International Dividend Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 4,283,734	$ 3,666,440(a)	$ —	$ —	$ —	$ 7,950,174	7,950,174	$ 178,507	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	825(a)	—	(825)	—	—	—	1,175(c)	—
				$ (825)	$ —	$ 7,950,174		$ 179,682	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 15,352,757	$ —	$ —	$ 15,352,757
China	4,318,828	4,313,790	—	8,632,618
Denmark	—	17,516,077	—	17,516,077
France	—	70,031,827	—	70,031,827
Germany	—	8,545,742	—	8,545,742
India	—	13,267,157	1,177,863	14,445,020
Indonesia	—	8,582,719	—	8,582,719
Japan	—	15,057,878	—	15,057,878
Mexico	12,247,192	—	—	12,247,192
Netherlands	—	17,439,875	—	17,439,875
Singapore	—	14,232,599	—	14,232,599
Spain	—	23,300,711	—	23,300,711
Sweden	—	13,324,908	—	13,324,908

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock International Dividend Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Switzerland	$ —	$ 23,562,520	$ —	$ 23,562,520
Taiwan	—	26,072,460	—	26,072,460
United Kingdom	—	100,670,454	—	100,670,454
United States	43,409,523	—	—	43,409,523
Short-Term Securities
Money Market Funds	7,950,174	—	—	7,950,174
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